Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities
9	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Deposits from customers	4,821,658	6,806,392	4,961,820
Accrued professional fees	5,214,163	4,250,666	2,215,123
Accrued production fees	1,845,577	805,000	2,224,000
Deferred withholding income tax liabilities	2,955,794	6,623,152	8,389,101
Accrued payroll	1,954,314	5,126,314	4,950,759
Others	984,543	1,193,360	1,602,838
Total	17,776,049	24,804,884	24,343,641